Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 9.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VI5-10-01 February 19, 2010
1.797998.111

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Disciplined Small Cap Portfolio
April 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 10.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VDSC-10-01 February 19, 2010
1.832801.106

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Narasimhan are no longer applicable.

The following information supplements the biographical information found in the "Fund Management" section on page 32.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of VIP Contrafund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 32.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the VIP Disciplined Small Cap Portfolio, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VIPINV-10-02 February 19, 2010
1.821023.130

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio,
Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio,
Growth Strategies Portfolio (formerly Aggressive Growth Portfolio), High Income Portfolio, Mid Cap Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of VIP Disciplined Small Cap. All references to Mr. Narasimhan in the "Management Contracts" section beginning on page 46 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 46.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to the fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($42 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Kaufmann was none.

VIPINVB-10-02 February 19, 2010
1.825687.117

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Narasimhan are no longer applicable.

The following information supplements the biographical information found in the "Fund Management" section on page 34.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of VIP Contrafund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 35.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

VIPICSD-10-02 February 19, 2010
1.816775.133

Supplement to the

Fidelity® Variable Insurance Products

Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, Growth Strategies Portfolio (formerly Aggressive Growth
Portfolio), High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio,
Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of VIP Disciplined Small Cap. All references to Mr. Narasimhan in the "Management Contracts" section beginning on page 55 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

VIP Disciplined Small Cap is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to the fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Russell 2000 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Disciplined Small Cap ($42 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of VIP Disciplined Small Cap beneficially owned by Mr. Kaufmann was none.

VIPIS2B-10-02 February 19, 2010
1.483795.149